Accounts receivable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 43,875,479	$ 30,119,170
Allowance for doubtful accounts	(307,710)	(1,659,281)
Accounts receivable, net	$ 43,567,769	$ 28,459,889